BORROWINGS - Weighted Average Interest Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	3.00%	5.00%